ACQUISITIONS	12 Months Ended
Mar. 31, 2014
Business Combinations [Abstract]
ACQUISITIONS
3.	ACQUISITIONS

The purchase price for business combinations is allocated to the estimated fair values of acquired tangible and intangible assets and assumed liabilities, including goodwill, where applicable. Additionally, we generally recognize customer relationships, trademarks and non-competition agreements as identifiable intangible assets. The assets are recorded at fair value as of the transaction date. The fair value of these intangibles is determined primarily using the income approach, which involves significant unobservable inputs (Level 3 inputs). These inputs include projected sales, margin, required rate of return and tax rate.

On February 9, 2012, we acquired the operating assets of the postconsumer recycled raw material processing operation of Corkery Industries, Inc. (“Corkery”) to enhance the supply of nonvirgin resin in our Midwest region, thereby reducing the risk of future supply disruption. The purchase price of Corkery was $6,225 in cash. The acquisition was financed through our existing line of credit facility. The results of operations of Corkery are included in our Consolidated Statements of Income as of February 9, 2012 and thereafter. The revenue and net income of Corkery since the acquisition date included in our Consolidated Statements of Income for the fiscal year ended March 31, 2012 were immaterial.

The purchase price allocation to the net assets was finalized and determined based on fair value. The net assets acquired at the date of acquisition are summarized as follows:

(Amounts in thousands)
Inventory	$395
Equipment	1,897
Intangible assets	3,920
Goodwill	13

Total net assets acquired	$6,225

The acquired intangible assets represent developed technology of $769 (10-year useful life), noncompete agreements of $360 (five-year useful life), and vendor relationships of $2,791 (seven-year useful life). The $13 of goodwill is deductible for tax purposes.

On March 9, 2012, we acquired the operating assets of the high-density polyethylene (“HDPE”) pipe business of Quality Culvert, Inc. (“Quality”), to grow our market share. The purchase price of the Quality was $39,000 in cash. The acquisition was financed through our existing line of credit facility. The results of operations of Quality are included in our Consolidated Statements of Income as of March 9, 2012 and thereafter. The revenue and net income of Quality since the acquisition date in our Consolidated Statements of Income for the fiscal year ended March 31, 2012 was immaterial.

The purchase price allocation to the net assets was finalized and determined based on fair value. The net assets acquired at the date of acquisition are summarized as follows:

(Amounts in thousands)
Equipment	$8,419
Intangible assets	14,090
Goodwill	16,491

Total net assets acquired	$39,000

The acquired intangible assets represent customer relationships of $10,200 (seven-year useful life), developed technology of $2,800 (10-year useful life), and noncompete agreements of $1,090 (five-year useful life). The $16,491 of goodwill is deductible for tax purposes.

In fiscal year 2013, we completed the acquisition of two businesses that individually and in the aggregate were not significant. The aggregate purchase price of these acquisitions was $5,239, which included a note payable of $400 plus additional contingent consideration with an initial estimated fair value of $1,271. The consolidated financial statements include the results of operations from these business combinations from the date of each acquisition.

The following table contains unaudited pro forma Consolidated Statements of Income information assuming the acquisitions of Quality and Corkery occurred on April 1, 2010 and includes adjustments for amortization of intangibles and interest expense. This pro forma information is presented for illustrative purposes only and is not indicative of what actual results would have been if the acquisitions had taken place on April 1, 2010 or of future results.

(Amounts in thousands)	2011	2012
Net sales	$890,081	$1,041,960
Net income attributable to ADS	6,363	43,739

Unaudited pro forma net income attributable to ADS has been calculated after adjusting the combined results of the Company to reflect additional intangible asset amortization expense, net of related income taxes, of $1,716 and additional interest expense, net of related income taxes, of $1,177 for the fiscal year ended March 31, 2011. Unaudited pro forma net income attributable to ADS has been calculated after adjusting the combined results of the Company to reflect additional intangible asset amortization expense, net of related income taxes, of $1,278 and additional interest expense, net of related income taxes, of $1,101 for the fiscal year ended March 31, 2012.

In fiscal year ended March 31, 2012, we incurred $2,092 of transaction costs, respectively. In the fiscal years ended March 31, 2013 and 2014, transaction costs were immaterial. These costs are included in General and administrative expenses in our Consolidated Statements of Income. The transaction costs for the fiscal year ended March 31, 2012 by transaction were as follows:

(Amounts in thousands)	2012
Sale of septic chamber business (Note 2)	$1,823
Quality	187
Corkery	82

Total transaction costs	$2,092